Rule One Fund

Schedule of Investments

September 30, 2024 (unaudited)

		Shares	Value
53.53%	COMMON STOCK
26.44%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	61,000	$10,116,850
	Netflix, Inc.(A)	60,000	42,556,200
			52,673,050
6.55% CONSUMER DISCRETIONARY
Capri Holdings Ltd.(A)	56,000	2,376,640
Sturm Ruger & Co., Inc.	213,347	8,892,303
Ulta Beauty, Inc.(A)	4,600	1,789,952
		13,058,895
7.11% CONSUMER STAPLES
Sprouts Farmers Market, Inc.(A)	127,500	14,077,275
Tyson Foods, Inc. Class A	1,500	89,340
		14,166,615
6.74%	ENERGY
	Occidental Petroleum Corp.	260,500	13,426,170
0.86%	FINANCIALS
	Bank OZK	40,000	1,719,600
5.83%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	11,614,500
53.53%	TOTAL COMMON STOCK		106,658,830

Rule One Fund

Schedule of Investments

September 30, 2024 (unaudited)

6.43%	OPTIONS PURCHASED
	Description	Number of		Exercise	Expiration
		Contracts	Notional Amount	Price	Date	Value
4.99%	CALL
	Alphabet, Inc.	840	13,931,400	50	12/19/2025 $	9,933,000
1.44%	PUT
	Invesco QQQ Trust	1,000	48,807,000	349.78	06/18/2026	1,020,000
	Invesco QQQ Trust	2,248	109,718,136	279.78	06/20/2025	332,704
	S&P 500 Index	125	72,031,000	4,000.00	06/18/2026	1,023,125
	S&P 500 Index	284	163,654,432	3,350.00	06/20/2025	488,480
	Ulta Beauty, Inc.	100	3,891,200	345.00	10/18/2024	15,000
						2,879,309
6.43%	TOTAL OPTIONS PURCHASED					12,812,309
41.60%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.790%(B)			82,887,064		82,887,133
101.57%	TOTAL INVESTMENTS					202,358,272
(1.57%)	Liabilities in excess of other assets					(3,122,966)
100.00%	NET ASSETS					$199,235,306

(A)Non-income producing

(B)Effective 7 day yield as of September 30,2024

Rule One Fund

Schedule of Investments

September 30, 2024 (unaudited)

				Shares		Value
	SHORT INVESTMENTS
(0.43%)	SECURITIES SOLD SHORT
(0.43%)	COMMON STOCK SOLD SHORT
	Sprouts Farmers Market, Inc.(A)			(7,000)		$(772,870)
	Tyson Foods, Inc. Class A(A)			(1,500)		(89,340)
						(862,210)
(0.43%)	TOTAL SECURITIES SOLD SHORT					(862,210)
(1.79%)	OPTIONS WRITTEN
(1.72%)	CALL
	Alphabet, Inc.	170	(2,819,450)	185	12/20/2024	(47,090)
	Bank OZK	325	(1,397,175)	45	11/15/2024	(53,625)
	Bank OZK	75	(322,425)	47.5	11/15/2024	(7,125)
	Netflix, Inc.	230	(16,313,210)	640	06/20/2025	(3,064,060)
	Sturm Ruger & Co.	1,514	(6,310,352)	45	11/15/2024	(133,232)
	Ulta Beauty, Inc.	46	(1,789,952)	420	03/21/2025	(127,880)
						(3,433,012)
(0.07%)	PUT
	Lululemon Athletica, Inc.	160	(4,341,600)	265	10/04/2024	(41,600)
	Occidental Petroleum	500	(2,577,000)	49.5	10/04/2024	(6,500)
	PayPal Holdings, Inc.	300	(2,340,900)	67	10/11/2024	(3,300)
	Ulta Beauty, Inc.	100	(3,891,200)	350	10/18/2024	(19,300)
	Ulta Beauty, Inc.	60	(2,334,720)	380	10/18/2024	(48,900)
	VanEck Gold Miners	1,000	(3,982,000)	38.5	10/04/2024	(21,000)
						(140,600)
(1.79%)	TOTAL OPTIONS WRITTEN					(3,573,612)

Rule One Fund

Schedule of Investments

September 30, 2024 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2024:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCK		$106,658,830			$106,658,830
OPTIONS PURCHASED			$12,812,309		$12,812,309
MONEY MARKET FUND		82,887,133			$82,887,133
TOTAL INVESTMENTS		$189,545,963	$12,812,309		$202,358,272

COMMON STOCK SOLD SHORT		(862,210)			(862,210)
OPTIONS WRITTEN			(3,573,612)		(3,573,612)
SHORT INVESTMENTS		$(862,210)	$(3,573,612)		$(4,435,822)

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $166,547,573, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,886,703
Gross unrealized depreciation	(9,511,826)
Net unrealized appreciation	$31,374,877